Note 15 - Earnings Per Common Share - Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average number of common shares outstanding used in basic earnings per common share calculation (in shares)	4,623,237	4,610,469	4,368,289
Options and warrants (in shares)	10,148	16,018	423,818
Restricted stock awards (in shares)	14,263	12,443	10,868
Weighted average number of common shares outstanding adjusted for effect of dilutive securities (in shares)	4,647,648	4,638,930	4,802,975
Net income	$ 10,302	$ 7,793	$ 8,236
Basic earnings per common share (in dollars per share)	$ 2.23	$ 1.69	$ 1.89
Diluted earnings per common share (in dollars per share)	$ 2.22	$ 1.68	$ 1.71